Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Interest and dividends received from subsidiaries	$ 95,351	$ 91,968	$ 69,256
Other	1,700	1,577	1,448
Expenses
Interest on subordinated notes	3,899	3,774	2,072
Other	6,652	7,106	6,426
Total expenses	49,524	52,359	48,538
Income tax benefit	(4,102)	524	(4,338)
Net income	18,256	956	20,751
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries	20,117	10,158	11,497
Other	1,581	1,390	1,108
Total income	21,698	11,548	12,605
Expenses
Interest on subordinated notes	3,899	3,774	2,072
Other	2,875	2,771	3,191
Total expenses	6,774	6,545	5,263
Income before income tax benefit and equity in undistributed income of subsidiaries	14,924	5,003	7,342
Income tax benefit	1,672	1,058	859
Equity in undistributed (loss) income of subsidiaries	1,660	(5,105)	12,550
Net income	$ 18,256	$ 956	$ 20,751